Average Annual Total Returns - Parametric Dividend Income Fund	Russell 1000® Value Index One Year	Russell 1000® Value Index Five Years	Russell 1000® Value Index Life of Fund	Class A One Year	Class A Five Years	Class A Life of Fund	Class A Inception Date	Class A After Taxes on Distributions One Year	Class A After Taxes on Distributions Five Years	Class A After Taxes on Distributions Life of Fund	Class A After Taxes on Distributions and Sales One Year	Class A After Taxes on Distributions and Sales Five Years	Class A After Taxes on Distributions and Sales Life of Fund	Class I One Year	Class I Five Years	Class I Life of Fund	Class I Inception Date
Total	25.16%	11.16%	10.28%	19.44%	9.39%	9.75%	Mar. 26, 2014	18.86%	8.57%	8.78%	12.05%	7.49%	7.79%	26.43%	10.86%	10.79%	Mar. 26, 2014